Financial Instruments (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2015
Financial Assets
Cash and cash equivalents	$ 7,696,699	$ 4,224,237	$ 8,989
Transaction monetary assets held for clients	12,522,240	885,964
Mark to market assets for open trading positions	241,336	40,720
Total Financial Assets	20,460,275	5,150,921
Financial Liabilities
Deposits payable	12,522,240	885,964
Mark to market liabilities for open trading positions	106,502	20,604
Total Financial Liabilities	12,628,742	906,568
Level 1 [Member]
Financial Assets
Cash and cash equivalents	7,696,699	4,224,237
Transaction monetary assets held for clients	12,522,240	885,964
Mark to market assets for open trading positions	241,336	40,720
Total Financial Assets	20,460,275	5,150,921
Financial Liabilities
Deposits payable	12,522,240	885,964
Mark to market liabilities for open trading positions	106,502	20,604
Total Financial Liabilities	12,628,742	906,568
Level 2 [Member]
Financial Assets
Cash and cash equivalents
Transaction monetary assets held for clients
Mark to market assets for open trading positions
Total Financial Assets
Financial Liabilities
Deposits payable
Mark to market liabilities for open trading positions
Total Financial Liabilities
Level 3 [Member]
Financial Assets
Cash and cash equivalents
Transaction monetary assets held for clients
Mark to market assets for open trading positions
Total Financial Assets
Financial Liabilities
Deposits payable
Mark to market liabilities for open trading positions
Total Financial Liabilities